Fees and Expenses - MFS Blended Research Emerging Markets Equity ETF	Feb. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Blended Research Emerging Markets Equity ETF	MFS Blended Research Emerging Markets Equity ETF
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Emerging Markets Equity ETF	MFS Blended Research Emerging Markets Equity ETF
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not take into account brokerage commissions or other fees that you may pay to your financial intermediary when purchasing or selling shares of the fund.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Emerging Markets Equity ETF	MFS Blended Research Emerging Markets Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	$ 141

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. The portfolio turnover rate for the fund is not available because the fund had not commenced operations as of the date of this prospectus.